UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST -
1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005

[LOGO OF USAA]
   USAA(R)

                               USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                       COUPON                    MARKET
    AMOUNT    SECURITY                                                             RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (97.2%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (89.5%)
              Government National Mortgage Assn. I,
   $ 7,497       Pool 604858                                                       5.50%    12/15/2018   $  7,734
    38,636       Pool 604713                                                       5.50     10/15/2033     39,433
    17,394       Pool 616143                                                       5.50     12/15/2033     17,752
     8,198       Pool 615486                                                       5.50      7/15/2034      8,365
     7,728       Pool 781378                                                       6.00     12/15/2016      8,020
     3,608       Pool 780770                                                       6.00      4/15/2028      3,730
     1,632       Pool 482833                                                       6.00     11/15/2028      1,686
     3,540       Pool 492703                                                       6.00      2/15/2029      3,657
     2,469       Pool 781148                                                       6.00      7/15/2029      2,552
     4,346       Pool 584367                                                       6.00      5/15/2032      4,487
    12,727       Pool 603869                                                       6.00      1/15/2033     13,139
     3,558       Pool 553069                                                       6.00      2/15/2033      3,674
     5,173       Pool 581541                                                       6.00      7/15/2033      5,341
     3,254       Pool 615955                                                       6.00      9/15/2033      3,359
     1,185       Pool 456861                                                       6.50      5/15/2028      1,238
       997       Pool 472596                                                       6.50      5/15/2028      1,042
     1,026       Pool 462642                                                       6.50      7/15/2028      1,073
       980       Pool 464827                                                       6.50      9/15/2028      1,024
        65       Pool 467338                                                       6.50     11/15/2028         68
     2,692       Pool 490804                                                       6.50     11/15/2028      2,814
       138       Pool 434165                                                       6.50      1/15/2029        144
       166       Pool 469900                                                       6.50      1/15/2029        174
     3,362       Pool 486065                                                       6.50      3/15/2031      3,510
     2,591       Pool 485860                                                       6.50     10/15/2031      2,704
     2,305       Pool 577423                                                       6.50      1/15/2032      2,406
     1,004       Pool 581120                                                       6.50      3/15/2032      1,048
     3,289       Pool 552707                                                       6.50      8/15/2032      3,433
    14,541       Pool 781516                                                       6.50      9/15/2032     15,180
       104       Pool 474279                                                       6.75      5/15/2028        109
       257       Pool 474256                                                       6.75      5/15/2028        269
       565       Pool 440293                                                       7.00      4/15/2027        595
        71       Pool 440325                                                       7.00      4/15/2027         75
     1,860       Pool 780570                                                       7.00      5/15/2027      1,961
       174       Pool 478209                                                       7.00      6/15/2028        184
       180       Pool 458908                                                       7.00      7/15/2028        190
       528       Pool 464128                                                       7.00      8/15/2028        556
       332       Pool 486467                                                       7.00      8/15/2028        349
       599       Pool 464854                                                       7.00      9/15/2028        631
     2,902       Pool 487603                                                       7.00      5/15/2029      3,056
     2,357       Pool 487613                                                       7.00      6/15/2029      2,481
     1,367       Pool 555482                                                       7.00      8/15/2031      1,439
       824       Pool 781328                                                       7.00      9/15/2031        867
     1,467       Pool 564438                                                       7.00     10/15/2031      1,544
       567       Pool 563599                                                       7.00      6/15/2032        596
     1,791       Pool 563613                                                       7.00      7/15/2032      1,885
       781       Pool 780716                                                       7.50      2/15/2028        834
       140       Pool 781001                                                       7.50      3/15/2029        150
       290       Pool 499432                                                       7.50      4/15/2029        309
       487       Pool 470683                                                       7.50      7/15/2029        518
     1,042       Pool 510533                                                       7.50     10/15/2029      1,110
       275       Pool 518539                                                       7.50     10/15/2029        293
       247       Pool 538003                                                       7.50      8/15/2030        263

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                       COUPON                    MARKET
    AMOUNT    SECURITY                                                             RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $   284       Pool 443263                                                       7.50%    12/15/2030   $    302
       176       Pool 486050                                                       7.50      1/15/2031        187
       107       Pool 530250                                                       7.50      1/15/2031        114
       337       Pool 552172                                                       7.50     11/15/2031        359
        19       Pool 178674                                                       8.00      1/15/2022         20
       534       Pool 352169                                                       8.00      6/15/2023        574
       703       Pool 442548                                                       8.00      5/15/2027        755
       421       Pool 511530                                                       8.00      7/15/2030        453
       249       Pool 520978                                                       8.00      9/15/2030        267
       138       Pool 307542                                                       8.50      6/15/2021        152
        51       Pool 329602                                                       8.50      7/15/2022         56
       167       Pool 312950                                                       9.00      7/15/2021        184
              Government National Mortgage Assn. II,
    16,729       Pool 003389                                                       5.00      5/20/2033     16,767
    18,183       Pool 003414                                                       5.00      7/20/2033     18,224
    11,593       Pool 003568                                                       5.00      6/20/2034     11,614
     4,752       Pool 003375                                                       5.50      4/20/2033      4,841
    15,155       Pool 003530                                                       5.50      3/20/2034     15,435
    47,531       Pool 003678                                                       5.50      2/20/2035     48,400
    46,618       Pool 003702                                                       5.50      4/20/2035     47,471
    24,927       Pool 003736                                                       5.50      7/20/2035     25,383
     2,860       Pool 003052                                                       6.00      3/20/2031      2,944
     6,380       Pool 003273                                                       6.00      8/20/2032      6,568
     5,172       Pool 003285                                                       6.00      9/20/2032      5,324
     5,176       Pool 003460                                                       6.00     10/20/2033      5,347
     5,578       Pool 448816                                                       6.00     12/20/2033      5,727
    16,000       Pool 003517                                                       6.00      2/20/2034     16,466
    16,483       Pool 003531                                                       6.00      3/20/2034     16,964
    12,436       Pool 003611                                                       6.00      9/20/2034     12,798
    29,519       Pool 003625                                                       6.00     10/20/2034     30,380
     9,630       Pool 605742                                                       6.00     11/20/2034      9,883
     1,018       Pool 003080                                                       6.50      5/20/2031      1,057
       886       Pool 003107                                                       6.50      7/20/2031        921
     2,410       Pool 781494                                                       6.50      8/20/2031      2,505
     3,866       Pool 781427                                                       6.50      4/20/2032      4,016
     3,590       Pool 003250                                                       6.50      6/20/2032      3,730
    14,729       Pool 003599                                                       6.50      8/20/2034     15,302
     2,825       Pool 002971                                                       7.00      9/20/2030      2,960
       420       Pool 003070                                                       7.50      4/20/2031        445
       127       Pool 000563                                                       8.00     12/20/2022        136
     2,886       Pool 002958                                                       8.00      8/20/2030      3,086
              Fannie Mae(+),
     1,732       Pool 598427                                                       6.00      2/01/2017      1,790
     1,756       Pool 608749                                                       6.50     10/01/2016      1,821
     5,404       Pool 618473                                                       6.50     12/01/2016      5,604
                                                                                                         --------
                                                                                                          526,383
                                                                                                         --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (7.7%)
              Government National Mortgage Assn. I,
     3,726       Series 2003-99, Class KA                                          5.50      6/16/2021      3,731
    15,000       Series 2003-50, Class PC                                          5.50      3/16/2032     15,316
    10,000       Series 2002-35, Class C                                           5.88     10/16/2023     10,440
    15,000       Series 2001-12, Class B                                           6.16      6/16/2021     15,744
                                                                                                         --------
                                                                                                           45,231
                                                                                                         --------
              Total U.S. government agency issues (cost: $567,407)                                        571,614
                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                 MARKET
    AMOUNT    SECURITY                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.5%)(b)
   $14,907    UBS Securities LLC, 3.57%, acquired on 8/31/2005 and due on
                 9/01/2005 at $14,907 (collateralized by $15,160 of Freddie
                 Mac Notes(a,+), 4.00%, due 8/17/2007; market value $15,209)
                 (cost: $14,907)                                                                         $ 14,907
                                                                                                         --------

              TOTAL INVESTMENTS (COST: $582,314)                                                         $586,521
                                                                                                         ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

          1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

          2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

      B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $5,821,000 and $1,614,000, respectively, resulting in net unrealized appreciation of $4,207,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $588,359,000 at August 31, 2005, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GNMA TRUST
AUGUST 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

      (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48052-1005                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.